UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Large Cap Core Enhanced Index Fund

November 30, 2017

CEI-QTLY-0118
1.859522.110

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.4%
Lear Corp.	14,820	$2,680,790
Automobiles - 0.7%
Ford Motor Co.	330,449	4,137,221
Diversified Consumer Services - 0.3%
H&R Block, Inc.	68,936	1,804,744
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp.	38,511	2,527,862
McDonald's Corp.	2,281	392,264
Royal Caribbean Cruises Ltd.	26,843	3,325,311
		6,245,437
Household Durables - 1.5%
PulteGroup, Inc.	92,185	3,146,274
Taylor Morrison Home Corp. (a)	126,064	3,045,706
Toll Brothers, Inc.	58,364	2,937,460
		9,129,440
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	10,673	12,559,453
Media - 3.0%
Charter Communications, Inc. Class A (a)	3,317	1,082,039
Comcast Corp. Class A	194,664	7,307,687
Tegna, Inc.	207,497	2,755,560
The Walt Disney Co.	48,572	5,091,317
Time Warner, Inc.	13,257	1,213,148
		17,449,751
Multiline Retail - 0.5%
Target Corp.	53,143	3,183,266
Specialty Retail - 1.6%
Home Depot, Inc.	44,741	8,045,327
Signet Jewelers Ltd. (b)	22,148	1,158,119
		9,203,446
Textiles, Apparel & Luxury Goods - 0.3%
Michael Kors Holdings Ltd. (a)	25,730	1,503,661

TOTAL CONSUMER DISCRETIONARY		67,897,209

CONSUMER STAPLES - 9.5%
Beverages - 2.3%
PepsiCo, Inc.	61,009	7,108,769
The Coca-Cola Co.	143,733	6,578,659
		13,687,428
Food & Staples Retailing - 2.9%
CVS Health Corp.	65,425	5,011,555
Kroger Co.	106,574	2,756,004
Wal-Mart Stores, Inc.	68,154	6,626,613
Walgreens Boots Alliance, Inc.	36,848	2,681,060
		17,075,232
Food Products - 2.4%
Archer Daniels Midland Co.	85,409	3,406,111
Campbell Soup Co.	14,679	723,675
ConAgra Foods, Inc.	91,358	3,410,394
The Hershey Co.	3,069	340,444
The J.M. Smucker Co.	29,549	3,447,482
Tyson Foods, Inc. Class A	30,807	2,533,876
		13,861,982
Household Products - 1.6%
Colgate-Palmolive Co.	14,455	1,047,265
Procter & Gamble Co.	95,987	8,637,870
		9,685,135
Tobacco - 0.3%
Altria Group, Inc.	5,083	344,780
Philip Morris International, Inc.	12,520	1,286,430
		1,631,210

TOTAL CONSUMER STAPLES		55,940,987

ENERGY - 4.6%
Energy Equipment & Services - 0.0%
Halliburton Co.	4,730	197,619
Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.	26,848	3,194,644
ConocoPhillips Co.	87,122	4,432,767
Exxon Mobil Corp.	141,387	11,776,123
Marathon Petroleum Corp.	54,908	3,438,888
Valero Energy Corp.	47,972	4,107,363
		26,949,785

TOTAL ENERGY		27,147,404

FINANCIALS - 12.5%
Banks - 6.3%
Bank of America Corp.	298,474	8,408,013
Citigroup, Inc.	95,104	7,180,352
JPMorgan Chase & Co.	115,248	12,045,721
U.S. Bancorp	4,231	233,340
Wells Fargo & Co.	164,772	9,304,675
		37,172,101
Capital Markets - 1.5%
Artisan Partners Asset Management, Inc.	7,871	310,905
BGC Partners, Inc. Class A	40,881	667,587
Franklin Resources, Inc.	4,955	214,799
Goldman Sachs Group, Inc.	8,159	2,020,495
IntercontinentalExchange, Inc.	6,814	486,860
Morgan Stanley	49,372	2,548,089
Thomson Reuters Corp.	62,320	2,744,659
		8,993,394
Consumer Finance - 0.8%
American Express Co.	13,801	1,348,496
Discover Financial Services	46,328	3,270,757
		4,619,253
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	47,359	9,140,761
Granite Point Mortgage Trust, Inc.	2,529	45,396
Leucadia National Corp.	119,366	3,140,519
		12,326,676
Insurance - 1.1%
AFLAC, Inc.	18,964	1,662,005
Erie Indemnity Co. Class A	258	31,964
First American Financial Corp.	14,141	786,098
FNF Group	38,008	1,537,804
Loews Corp.	2,823	141,940
Prudential Financial, Inc.	19,409	2,248,339
		6,408,150
Mortgage Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	248,015	2,894,335
Starwood Property Trust, Inc.	18,580	402,814
Two Harbors Investment Corp.	77,648	1,242,368
		4,539,517

TOTAL FINANCIALS		74,059,091

HEALTH CARE - 15.4%
Biotechnology - 3.6%
AbbVie, Inc.	70,900	6,871,628
Amgen, Inc.	34,998	6,147,749
Celgene Corp. (a)	3,960	399,287
Gilead Sciences, Inc.	72,101	5,391,713
United Therapeutics Corp. (a)	19,591	2,546,634
		21,357,011
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	57,718	3,782,261
C.R. Bard, Inc.	131	44,008
Masimo Corp. (a)	20,590	1,829,216
Medtronic PLC	393	32,277
		5,687,762
Health Care Providers & Services - 4.4%
Aetna, Inc.	5,101	919,098
Anthem, Inc.	20,439	4,802,347
Centene Corp. (a)	30,802	3,144,576
Express Scripts Holding Co. (a)	61,850	4,031,383
Humana, Inc.	10,454	2,727,030
Patterson Companies, Inc.	15,590	569,815
Quest Diagnostics, Inc.	13,611	1,340,139
UnitedHealth Group, Inc.	38,336	8,747,125
		26,281,513
Pharmaceuticals - 6.4%
Allergan PLC	5,265	915,215
Bristol-Myers Squibb Co.	83,322	5,265,117
Eli Lilly & Co.	52,691	4,459,766
Johnson & Johnson	88,058	12,269,121
Merck & Co., Inc.	119,660	6,613,608
Pfizer, Inc.	230,838	8,370,186
		37,893,013

TOTAL HEALTH CARE		91,219,299

INDUSTRIALS - 10.9%
Aerospace & Defense - 3.9%
General Dynamics Corp.	1,516	314,055
Lockheed Martin Corp.	15,257	4,868,814
Moog, Inc. Class A (a)	6,088	512,062
Northrop Grumman Corp.	5,527	1,699,000
Raytheon Co.	22,965	4,389,760
Spirit AeroSystems Holdings, Inc. Class A	25,089	2,113,748
The Boeing Co.	25,180	6,969,824
United Technologies Corp.	16,975	2,061,614
		22,928,877
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	7,414	507,266
Owens Corning	22,641	2,000,332
		2,507,598
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	41,143	2,072,373
LSC Communications, Inc.	5,957	97,457
Waste Management, Inc.	44,891	3,692,285
		5,862,115
Electrical Equipment - 0.3%
Eaton Corp. PLC	17,137	1,332,916
Regal Beloit Corp.	1,466	112,809
Rockwell Automation, Inc.	351	67,771
		1,513,496
Industrial Conglomerates - 1.8%
3M Co.	27,832	6,767,072
General Electric Co.	62,723	1,147,204
Honeywell International, Inc.	17,005	2,652,100
		10,566,376
Machinery - 2.3%
AGCO Corp.	7,423	525,400
Allison Transmission Holdings, Inc.	70,158	2,879,284
Caterpillar, Inc.	35,530	5,015,060
Cummins, Inc.	21,387	3,580,184
Ingersoll-Rand PLC	20,895	1,830,820
		13,830,748
Professional Services - 0.3%
Robert Half International, Inc.	35,214	2,008,607
Road & Rail - 0.9%
Union Pacific Corp.	40,879	5,171,194

TOTAL INDUSTRIALS		64,389,011

INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 1.9%
Cisco Systems, Inc.	203,102	7,575,705
F5 Networks, Inc. (a)	2,050	275,110
Juniper Networks, Inc.	121,006	3,359,127
		11,209,942
Internet Software & Services - 5.1%
Alphabet, Inc.:
Class A (a)	7,491	7,761,949
Class C (a)	6,338	6,473,697
eBay, Inc. (a)	78,269	2,713,586
Facebook, Inc. Class A (a)	75,138	13,312,951
		30,262,183
IT Services - 2.5%
Fidelity National Information Services, Inc.	38,824	3,662,268
IBM Corp.	40,190	6,188,054
MasterCard, Inc. Class A	3,297	496,100
Total System Services, Inc.	31,977	2,377,810
Visa, Inc. Class A	18,608	2,095,075
		14,819,307
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	61,355	3,237,703
Intel Corp.	182,531	8,184,690
KLA-Tencor Corp.	31,688	3,239,781
Marvell Technology Group Ltd.	130,599	2,917,582
Maxim Integrated Products, Inc.	33,239	1,739,397
Micron Technology, Inc. (a)	73,470	3,114,393
NVIDIA Corp.	689	138,289
Qualcomm, Inc.	28,117	1,865,282
Teradyne, Inc.	3,213	130,030
Texas Instruments, Inc.	45,911	4,466,681
		29,033,828
Software - 4.6%
Electronic Arts, Inc. (a)	22,430	2,385,431
Intuit, Inc.	24,630	3,872,329
Microsoft Corp.	228,114	19,200,355
Oracle Corp.	32,315	1,585,374
		27,043,489
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	146,934	25,250,598
HP, Inc.	179,020	3,839,979
Seagate Technology LLC	67,474	2,601,797
Western Digital Corp.	42,405	3,344,058
		35,036,432

TOTAL INFORMATION TECHNOLOGY		147,405,181

MATERIALS - 2.0%
Chemicals - 1.3%
Ashland Global Holdings, Inc.	297	21,972
DowDuPont, Inc.	17,040	1,226,198
LyondellBasell Industries NV Class A	37,075	3,881,753
Monsanto Co.	6,355	752,051
Westlake Chemical Corp.	18,491	1,810,824
		7,692,798
Metals & Mining - 0.2%
Newmont Mining Corp.	33,272	1,230,731
Paper & Forest Products - 0.5%
Domtar Corp.	6,265	302,098
Louisiana-Pacific Corp. (a)	87,882	2,426,422
		2,728,520

TOTAL MATERIALS		11,652,049

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Apple Hospitality (REIT), Inc.	16,847	328,180
Equity Lifestyle Properties, Inc.	2,309	208,526
Gaming & Leisure Properties	47,118	1,711,326
Park Hotels & Resorts, Inc.	92,233	2,693,204
Piedmont Office Realty Trust, Inc. Class A	7,325	146,061
Prologis, Inc.	4,519	299,293
Weyerhaeuser Co.	102,641	3,631,439
		9,018,029
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	238,571	8,679,213
Verizon Communications, Inc.	44,604	2,269,898
		10,949,111
UTILITIES - 2.0%
Electric Utilities - 1.9%
Duke Energy Corp.	4,714	420,395
Eversource Energy	7,801	505,895
Exelon Corp.	6,406	267,194
FirstEnergy Corp.	98,652	3,367,979
NextEra Energy, Inc.	19,580	3,094,423
PNM Resources, Inc.	787	35,809
PPL Corp.	80,487	2,951,458
Xcel Energy, Inc.	11,616	599,502
		11,242,655
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	12,037	361,230

TOTAL UTILITIES		11,603,885

TOTAL COMMON STOCKS
(Cost $427,640,775)		571,281,256
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $844,420)	850,000	843,311
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.13% (d)	15,672,786	$15,675,921
Fidelity Securities Lending Cash Central Fund 1.13% (d)(e)	26,747	26,750
TOTAL MONEY MARKET FUNDS
(Cost $15,702,671)		15,702,671
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $444,187,866)		587,827,238
NET OTHER ASSETS (LIABILITIES) - 0.5%		2,731,478
NET ASSETS - 100%		$590,558,716

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	147	Dec. 2017	$19,462,065	$712,079	$712,079

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $650,838.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,455
Fidelity Securities Lending Cash Central Fund	499
Total	$21,954

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$67,897,209	$67,897,209	$--	$--
Consumer Staples	55,940,987	55,940,987	--	--
Energy	27,147,404	27,147,404	--	--
Financials	74,059,091	74,059,091	--	--
Health Care	91,219,299	91,219,299	--	--
Industrials	64,389,011	64,389,011	--	--
Information Technology	147,405,181	147,405,181	--	--
Materials	11,652,049	11,652,049	--	--
Real Estate	9,018,029	9,018,029	--	--
Telecommunication Services	10,949,111	10,949,111	--	--
Utilities	11,603,885	11,603,885	--	--
U.S. Government and Government Agency Obligations	843,311	--	843,311	--
Money Market Funds	15,702,671	15,702,671	--	--
Total Investments in Securities:	$587,827,238	$586,983,927	$843,311	$--
Derivative Instruments:
Assets
Futures Contracts	$712,079	$712,079	$--	$--
Total Assets	$712,079	$712,079	$--	$--
Total Derivative Instruments:	$712,079	$712,079	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Value Enhanced Index Fund

November 30, 2017

VEI-QTLY-0118
1.859524.110

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.8%
BorgWarner, Inc.	11,999	$668,104
Gentex Corp.	293,955	6,020,198
Lear Corp.	98,684	17,850,949
Tenneco, Inc.	33,970	2,018,158
		26,557,409
Automobiles - 0.9%
Ford Motor Co.	2,369,476	29,665,840
Diversified Consumer Services - 0.1%
H&R Block, Inc.	186,019	4,869,977
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp.	42,997	2,822,323
Royal Caribbean Cruises Ltd.	149,189	18,481,533
		21,303,856
Household Durables - 0.8%
PulteGroup, Inc.	264,218	9,017,760
Taylor Morrison Home Corp. (a)	170,608	4,121,889
Toll Brothers, Inc.	266,165	13,396,084
		26,535,733
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	215,348	5,254,491
Media - 1.5%
Charter Communications, Inc. Class A (a)	6,378	2,080,567
Liberty Broadband Corp. Class C (a)	2,550	221,723
MSG Network, Inc. Class A (a)	132,859	2,371,533
Tegna, Inc.	802,378	10,655,580
The Walt Disney Co.	174,590	18,300,524
Time Warner, Inc.	169,631	15,522,933
		49,152,860
Multiline Retail - 1.3%
Kohl's Corp.	293,425	14,075,597
Macy's, Inc.	318,994	7,592,057
Target Corp.	373,322	22,361,988
		44,029,642
Specialty Retail - 0.6%
Bed Bath & Beyond, Inc.	286,371	6,411,847
GameStop Corp. Class A (b)	423,338	7,937,588
Gap, Inc.	151,155	4,883,818
Office Depot, Inc.	164,861	539,095
Signet Jewelers Ltd. (b)	28,277	1,478,604
		21,250,952
Textiles, Apparel & Luxury Goods - 0.6%
Michael Kors Holdings Ltd. (a)	293,819	17,170,782
Ralph Lauren Corp.	20,319	1,933,353
		19,104,135

TOTAL CONSUMER DISCRETIONARY		247,724,895

CONSUMER STAPLES - 9.9%
Beverages - 0.5%
PepsiCo, Inc.	152,464	17,765,105
Food & Staples Retailing - 3.9%
CVS Health Corp.	502,186	38,467,448
Kroger Co.	424,522	10,978,139
Wal-Mart Stores, Inc.	568,303	55,256,101
Walgreens Boots Alliance, Inc.	362,766	26,394,854
		131,096,542
Food Products - 2.6%
Archer Daniels Midland Co.	512,037	20,420,036
Bunge Ltd.	174,670	11,687,170
ConAgra Foods, Inc.	317,991	11,870,604
Ingredion, Inc.	30,614	4,239,427
Mondelez International, Inc.	5,964	256,094
The J.M. Smucker Co.	183,221	21,376,394
Tyson Foods, Inc. Class A	224,316	18,449,991
		88,299,716
Household Products - 2.2%
Colgate-Palmolive Co.	107,837	7,812,791
Procter & Gamble Co.	716,804	64,505,192
		72,317,983
Tobacco - 0.7%
Philip Morris International, Inc.	215,629	22,155,880

TOTAL CONSUMER STAPLES		331,635,226

ENERGY - 8.8%
Energy Equipment & Services - 0.4%
Dril-Quip, Inc. (a)	114,879	5,508,448
Schlumberger Ltd.	106,550	6,696,668
		12,205,116
Oil, Gas & Consumable Fuels - 8.4%
Cabot Oil & Gas Corp.	20,369	589,683
Chevron Corp.	511,048	60,809,602
ConocoPhillips Co.	652,417	33,194,977
Devon Energy Corp.	570,310	21,974,044
Exxon Mobil Corp.	1,329,921	110,769,120
Marathon Oil Corp.	520,059	7,717,676
Marathon Petroleum Corp.	281,337	17,620,136
Murphy Oil Corp.	20,082	561,292
Valero Energy Corp.	333,059	28,516,512
World Fuel Services Corp.	15,422	432,896
		282,185,938

TOTAL ENERGY		294,391,054

FINANCIALS - 24.5%
Banks - 11.0%
Bank of America Corp.	2,526,232	71,163,955
Citigroup, Inc.	948,337	71,599,444
JPMorgan Chase & Co.	1,088,825	113,803,988
PNC Financial Services Group, Inc.	9,979	1,402,648
Regions Financial Corp.	1,316,941	21,848,051
TCF Financial Corp.	51,167	1,039,202
U.S. Bancorp	118,157	6,516,359
Wells Fargo & Co.	1,450,698	81,920,916
		369,294,563
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	1,577	313,303
Bank of New York Mellon Corp.	304,650	16,676,541
BGC Partners, Inc. Class A	126,257	2,061,777
Federated Investors, Inc. Class B (non-vtg.)	88,225	2,960,831
Franklin Resources, Inc.	71,821	3,113,440
Goldman Sachs Group, Inc.	126,368	31,293,772
IntercontinentalExchange, Inc.	43,527	3,110,004
Lazard Ltd. Class A	5,230	257,578
LPL Financial	10,385	538,358
Morgan Stanley	676,435	34,910,810
		95,236,414
Consumer Finance - 2.1%
American Express Co.	135,402	13,230,129
Capital One Financial Corp.	83,105	7,645,660
Discover Financial Services	358,544	25,313,206
Synchrony Financial	724,068	25,986,801
		72,175,796
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	436,810	84,308,698
Donnelley Financial Solutions, Inc. (a)	35,799	730,300
Leucadia National Corp.	732,570	19,273,917
		104,312,915
Insurance - 3.5%
AFLAC, Inc.	293,204	25,696,399
Allstate Corp.	101,363	10,405,926
American National Insurance Co.	4,789	600,301
Aspen Insurance Holdings Ltd.	63,543	2,605,263
Assured Guaranty Ltd.	251,277	9,123,868
Chubb Ltd.	9,894	1,504,976
CNA Financial Corp.	6,489	352,872
First American Financial Corp.	98,527	5,477,116
FNF Group	347,705	14,068,144
Loews Corp.	146,888	7,385,529
Old Republic International Corp.	261,105	5,475,372
Progressive Corp.	93,228	4,957,865
Prudential Financial, Inc.	173,698	20,121,176
The Travelers Companies, Inc.	74,100	10,045,737
Unum Group	9,429	533,870
		118,354,414
Mortgage Real Estate Investment Trusts - 2.0%
AGNC Investment Corp.	916,157	18,231,524
Annaly Capital Management, Inc.	1,748,103	20,400,362
Chimera Investment Corp.	680,719	12,457,158
MFA Financial, Inc.	1,225,746	9,805,968
New Residential Investment Corp.	36,189	640,183
Starwood Property Trust, Inc.	110,277	2,390,805
Two Harbors Investment Corp.	125,969	2,015,504
		65,941,504

TOTAL FINANCIALS		825,315,606

HEALTH CARE - 15.3%
Biotechnology - 2.1%
Amgen, Inc.	168,165	29,539,864
Gilead Sciences, Inc.	324,322	24,252,799
United Therapeutics Corp. (a)	136,458	17,738,175
		71,530,838
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	133,004	7,497,435
Baxter International, Inc.	374,538	24,543,475
Medtronic PLC	324,581	26,657,838
		58,698,748
Health Care Providers & Services - 4.1%
Aetna, Inc.	39,588	7,132,966
Anthem, Inc.	150,078	35,262,327
Centene Corp. (a)	208,898	21,326,397
Express Scripts Holding Co. (a)	416,883	27,172,434
Humana, Inc.	69,342	18,088,554
Patterson Companies, Inc.	21,745	794,780
Quest Diagnostics, Inc.	82,560	8,128,858
UnitedHealth Group, Inc.	81,507	18,597,452
Wellcare Health Plans, Inc. (a)	1,975	420,655
		136,924,423
Life Sciences Tools & Services - 0.2%
Bruker Corp.	149,013	5,242,277
Pharmaceuticals - 7.2%
Allergan PLC	60,374	10,494,812
Bristol-Myers Squibb Co.	138,820	8,772,036
Eli Lilly & Co.	79,236	6,706,535
Endo International PLC (a)	34,162	250,749
Johnson & Johnson	638,707	88,991,046
Merck & Co., Inc.	987,320	54,569,176
Pfizer, Inc.	2,029,046	73,573,208
		243,357,562

TOTAL HEALTH CARE		515,753,848

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.5%
Huntington Ingalls Industries, Inc.	27,387	6,618,616
Lockheed Martin Corp.	28,963	9,242,673
Raytheon Co.	134,649	25,738,156
Spirit AeroSystems Holdings, Inc. Class A	235,091	19,806,417
United Technologies Corp.	195,126	23,698,053
		85,103,915
Airlines - 0.1%
Copa Holdings SA Class A	9,934	1,333,043
Building Products - 0.6%
Fortune Brands Home & Security, Inc.	8,500	581,570
Owens Corning	230,547	20,368,827
		20,950,397
Commercial Services & Supplies - 0.7%
Deluxe Corp.	44,018	3,129,680
KAR Auction Services, Inc.	202,353	10,192,521
LSC Communications, Inc.	62,128	1,016,414
Republic Services, Inc.	29,073	1,888,001
Waste Management, Inc.	76,899	6,324,943
		22,551,559
Construction & Engineering - 0.0%
EMCOR Group, Inc.	9,565	772,565
Electrical Equipment - 0.7%
AMETEK, Inc.	5,339	388,092
Eaton Corp. PLC	295,338	22,971,390
		23,359,482
Industrial Conglomerates - 1.6%
3M Co.	68,801	16,728,275
General Electric Co.	1,006,687	18,412,305
Honeywell International, Inc.	120,566	18,803,473
		53,944,053
Machinery - 2.1%
AGCO Corp.	39,168	2,772,311
Allison Transmission Holdings, Inc.	414,280	17,002,051
Caterpillar, Inc.	140,586	19,843,714
Cummins, Inc.	129,092	21,610,001
Deere & Co.	56,072	8,402,950
Terex Corp.	12,330	576,551
		70,207,578
Professional Services - 0.4%
Manpower, Inc.	58,139	7,494,117
Robert Half International, Inc.	121,161	6,911,023
		14,405,140
Road & Rail - 0.5%
Union Pacific Corp.	140,000	17,710,000
Trading Companies & Distributors - 0.0%
WESCO International, Inc. (a)	7,585	497,197

TOTAL INDUSTRIALS		310,834,929

INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 2.2%
Cisco Systems, Inc.	1,473,490	54,961,177
Juniper Networks, Inc.	737,051	20,460,536
		75,421,713
Electronic Equipment & Components - 0.1%
Tech Data Corp. (a)	26,413	2,554,137
Vishay Intertechnology, Inc. (b)	66,990	1,467,081
		4,021,218
IT Services - 1.3%
Amdocs Ltd.	65,483	4,275,385
Fidelity National Information Services, Inc.	63,477	5,987,785
Genpact Ltd.	5,546	178,803
IBM Corp.	169,200	26,051,724
The Western Union Co.	105,279	2,072,944
Total System Services, Inc.	75,694	5,628,606
		44,195,247
Semiconductors & Semiconductor Equipment - 4.0%
Cirrus Logic, Inc. (a)	87,403	4,828,142
Intel Corp.	1,632,510	73,201,748
KLA-Tencor Corp.	119,649	12,232,914
Marvell Technology Group Ltd.	814,585	18,197,829
Maxim Integrated Products, Inc.	79,631	4,167,090
NXP Semiconductors NV (a)	11,667	1,322,921
Qualcomm, Inc.	299,273	19,853,771
		133,804,415
Software - 0.6%
CA Technologies, Inc.	41,054	1,357,656
Oracle Corp.	359,029	17,613,963
		18,971,619
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	21,882	3,760,422
HP, Inc.	1,222,511	26,222,861
Seagate Technology LLC	195,241	7,528,493
Western Digital Corp.	260,986	20,581,356
Xerox Corp.	427,128	12,668,616
		70,761,748

TOTAL INFORMATION TECHNOLOGY		347,175,960

MATERIALS - 2.9%
Chemicals - 1.8%
Ashland Global Holdings, Inc.	60,239	4,456,481
Cabot Corp.	8,934	547,118
DowDuPont, Inc.	79,343	5,709,522
Eastman Chemical Co.	135,715	12,535,995
Huntsman Corp.	245,624	7,850,143
LyondellBasell Industries NV Class A	214,563	22,464,746
Trinseo SA	20,003	1,476,221
Tronox Ltd. Class A	9,654	220,980
Westlake Chemical Corp.	30,397	2,976,778
		58,237,984
Containers & Packaging - 0.0%
WestRock Co.	3,377	210,759
Metals & Mining - 0.6%
Freeport-McMoRan, Inc. (a)	617,384	8,593,985
Newmont Mining Corp.	80,923	2,993,342
Reliance Steel & Aluminum Co.	121,827	9,576,820
		21,164,147
Paper & Forest Products - 0.5%
Domtar Corp.	25,079	1,209,309
Louisiana-Pacific Corp. (a)	599,076	16,540,488
		17,749,797

TOTAL MATERIALS		97,362,687

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Apartment Investment & Management Co. Class A	5,251	231,517
Apple Hospitality (REIT), Inc.	9,590	186,813
Brixmor Property Group, Inc.	638,800	11,543,116
Corrections Corp. of America	410,043	9,640,111
CubeSmart	39,792	1,135,664
Equity Commonwealth (a)	6,087	182,975
Gaming & Leisure Properties	140,635	5,107,863
General Growth Properties, Inc.	29,302	688,597
Host Hotels & Resorts, Inc.	100,351	1,985,946
Hudson Pacific Properties, Inc.	5,941	211,678
LaSalle Hotel Properties (SBI)	79,796	2,269,398
Liberty Property Trust (SBI)	41,242	1,850,941
Park Hotels & Resorts, Inc.	587,758	17,162,534
Prologis, Inc.	37,879	2,508,726
PS Business Parks, Inc.	4,022	533,156
Quality Care Properties, Inc. (a)	180,220	2,647,432
RLJ Lodging Trust	231,411	5,016,990
Senior Housing Properties Trust (SBI)	71,751	1,374,032
Sunstone Hotel Investors, Inc.	279,622	4,672,484
UDR, Inc.	22,144	870,924
VEREIT, Inc.	78,733	614,117
Welltower, Inc.	28,551	1,926,050
Weyerhaeuser Co.	666,158	23,568,670
		95,929,734
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	122,833	3,428,269

TOTAL REAL ESTATE		99,358,003

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	2,090,373	76,047,770
Verizon Communications, Inc.	185,465	9,438,314
		85,486,084
UTILITIES - 5.1%
Electric Utilities - 4.0%
Duke Energy Corp.	335,163	29,889,836
Edison International	39,118	3,179,120
Entergy Corp.	16,744	1,448,021
Eversource Energy	166,695	10,810,171
Exelon Corp.	628,304	26,206,560
FirstEnergy Corp.	618,633	21,120,131
NextEra Energy, Inc.	32,472	5,131,875
OGE Energy Corp.	14,857	531,286
Pinnacle West Capital Corp.	3,053	280,296
PNM Resources, Inc.	32,126	1,461,733
Portland General Electric Co.	67,149	3,333,276
PPL Corp.	598,494	21,946,775
Xcel Energy, Inc.	162,294	8,375,993
		133,715,073
Gas Utilities - 0.5%
National Fuel Gas Co.	35,118	2,064,938
UGI Corp.	335,855	16,460,254
		18,525,192
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	288,564	3,053,007
Multi-Utilities - 0.5%
Avangrid, Inc.	6,708	355,994
CenterPoint Energy, Inc.	332,024	9,964,040
MDU Resources Group, Inc.	119,148	3,330,187
WEC Energy Group, Inc.	24,206	1,682,075
		15,332,296

TOTAL UTILITIES		170,625,568

TOTAL COMMON STOCKS
(Cost $2,845,670,765)		3,325,663,860
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $5,761,923)	5,800,000	5,754,356
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.13% (d)	22,910,041	$22,914,623
Fidelity Securities Lending Cash Central Fund 1.13% (d)(e)	8,147,988	8,148,803
TOTAL MONEY MARKET FUNDS
(Cost $31,063,426)		31,063,426
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,882,496,114)		3,362,481,642
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,074,356
NET ASSETS - 100%		$3,363,555,998

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	283	Dec. 2017	$37,467,785	$1,905,875	$1,905,875

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,360,211.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,505
Fidelity Securities Lending Cash Central Fund	2,924
Total	$86,429

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$247,724,895	$247,724,895	$--	$--
Consumer Staples	331,635,226	331,635,226	--	--
Energy	294,391,054	294,391,054	--	--
Financials	825,315,606	825,315,606	--	--
Health Care	515,753,848	515,753,848	--	--
Industrials	310,834,929	310,834,929	--	--
Information Technology	347,175,960	347,175,960	--	--
Materials	97,362,687	97,362,687	--	--
Real Estate	99,358,003	99,358,003	--	--
Telecommunication Services	85,486,084	85,486,084	--	--
Utilities	170,625,568	170,625,568	--	--
U.S. Government and Government Agency Obligations	5,754,356	--	5,754,356	--
Money Market Funds	31,063,426	31,063,426	--	--
Total Investments in Securities:	$3,362,481,642	$3,356,727,286	$5,754,356	$--
Derivative Instruments:
Assets
Futures Contracts	$1,905,875	$1,905,875	$--	$--
Total Assets	$1,905,875	$1,905,875	$--	$--
Total Derivative Instruments:	$1,905,875	$1,905,875	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Enhanced Index Fund

November 30, 2017

GEI-QTLY-0118
1.859523.110

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 1.1%
Gentex Corp.	250,287	$5,125,878
Lear Corp.	31,608	5,717,571
		10,843,449
Automobiles - 0.1%
Thor Industries, Inc.	7,311	1,122,604
Diversified Consumer Services - 0.5%
H&R Block, Inc.	180,733	4,731,590
Hotels, Restaurants & Leisure - 1.6%
Darden Restaurants, Inc.	12,116	1,021,621
Extended Stay America, Inc. unit	15,393	268,916
Las Vegas Sands Corp.	37,702	2,612,372
McDonald's Corp.	32,914	5,660,221
Royal Caribbean Cruises Ltd.	39,588	4,904,161
Starbucks Corp.	21,719	1,255,793
		15,723,084
Household Durables - 2.2%
D.R. Horton, Inc.	117,641	5,999,691
PulteGroup, Inc.	155,964	5,323,051
Taylor Morrison Home Corp. (a)	207,559	5,014,625
Toll Brothers, Inc.	113,983	5,736,764
		22,074,131
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (a)	33,065	38,909,239
Liberty Interactive Corp. QVC Group Series A (a)	90,708	2,213,275
Netflix, Inc. (a)	10,760	2,018,361
Priceline Group, Inc. (a)	1,464	2,546,935
		45,687,810
Media - 2.9%
Charter Communications, Inc. Class A (a)	5,951	1,941,276
Comcast Corp. Class A	476,427	17,885,070
The Walt Disney Co.	91,935	9,636,627
		29,462,973
Multiline Retail - 0.4%
Target Corp.	68,166	4,083,143
Specialty Retail - 3.1%
Home Depot, Inc.	122,223	21,978,140
Lowe's Companies, Inc.	78,021	6,504,611
Williams-Sonoma, Inc. (b)	65,833	3,368,016
		31,850,767
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	34,156	3,699,778
Michael Kors Holdings Ltd. (a)	93,450	5,461,218
NIKE, Inc. Class B	12,526	756,821
		9,917,817

TOTAL CONSUMER DISCRETIONARY		175,497,368

CONSUMER STAPLES - 6.7%
Beverages - 2.4%
Constellation Brands, Inc. Class A (sub. vtg.)	11,398	2,480,091
PepsiCo, Inc.	139,771	16,286,117
The Coca-Cola Co.	123,700	5,661,749
		24,427,957
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	10,892	2,008,812
Kroger Co.	101,045	2,613,024
Wal-Mart Stores, Inc.	54,736	5,321,981
Walgreens Boots Alliance, Inc.	77,783	5,659,491
		15,603,308
Food Products - 1.5%
Campbell Soup Co. (b)	114,229	5,631,490
ConAgra Foods, Inc.	142,521	5,320,309
The Hershey Co.	21,016	2,331,305
TreeHouse Foods, Inc. (a)	5,557	255,733
Tyson Foods, Inc. Class A	16,636	1,368,311
		14,907,148
Household Products - 0.8%
Kimberly-Clark Corp.	14,205	1,701,191
Procter & Gamble Co.	65,749	5,916,753
Spectrum Brands Holdings, Inc.	1,505	172,894
		7,790,838
Tobacco - 0.5%
Altria Group, Inc.	74,422	5,048,044

TOTAL CONSUMER STAPLES		67,777,295

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ConocoPhillips Co.	24,023	1,222,290
The Williams Companies, Inc.	54,586	1,585,723
		2,808,013
FINANCIALS - 2.9%
Capital Markets - 2.0%
Artisan Partners Asset Management, Inc.	5,930	234,235
BGC Partners, Inc. Class A	215,677	3,522,005
CBOE Holdings, Inc.	1,717	211,929
Evercore, Inc. Class A	49,274	4,279,447
Federated Investors, Inc. Class B (non-vtg.)	103,981	3,489,602
IntercontinentalExchange, Inc.	52,161	3,726,903
Lazard Ltd. Class A	6,224	306,532
LPL Financial	8,492	440,225
Morningstar, Inc.	27,665	2,553,480
T. Rowe Price Group, Inc.	8,499	874,717
		19,639,075
Consumer Finance - 0.4%
American Express Co.	32,971	3,221,596
Capital One Financial Corp.	12,495	1,149,540
		4,371,136
Diversified Financial Services - 0.1%
Leucadia National Corp.	42,604	1,120,911
Insurance - 0.3%
Allstate Corp.	13,092	1,344,025
Progressive Corp.	29,423	1,564,715
Willis Group Holdings PLC	3,128	502,982
		3,411,722
Mortgage Real Estate Investment Trusts - 0.1%
New Residential Investment Corp.	67,160	1,188,060

TOTAL FINANCIALS		29,730,904

HEALTH CARE - 14.9%
Biotechnology - 5.3%
AbbVie, Inc.	176,904	17,145,536
Alnylam Pharmaceuticals, Inc. (a)	1,584	213,111
Amgen, Inc.	45,288	7,955,290
Biogen, Inc. (a)	3,896	1,255,174
Celgene Corp. (a)	109,233	11,013,963
Gilead Sciences, Inc.	140,403	10,499,336
United Therapeutics Corp. (a)	39,421	5,124,336
		53,206,746
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	79,743	5,225,559
Becton, Dickinson & Co.	1,786	407,583
C.R. Bard, Inc.	2,695	905,358
Masimo Corp. (a)	33,936	3,014,874
Medtronic PLC	8,314	682,829
		10,236,203
Health Care Providers & Services - 4.8%
Aetna, Inc.	2,428	437,477
Anthem, Inc.	7,813	1,835,742
Centene Corp. (a)	54,624	5,576,564
Express Scripts Holding Co. (a)	85,715	5,586,904
Humana, Inc.	31,186	8,135,180
Patterson Companies, Inc.	28,177	1,029,869
Quest Diagnostics, Inc.	5,501	541,628
UnitedHealth Group, Inc.	99,285	22,653,858
Wellcare Health Plans, Inc. (a)	10,769	2,293,689
		48,090,911
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	143,061	9,040,025
Eli Lilly & Co.	134,127	11,352,509
Johnson & Johnson	66,212	9,225,318
Merck & Co., Inc.	101,616	5,616,316
Pfizer, Inc.	90,469	3,280,406
		38,514,574

TOTAL HEALTH CARE		150,048,434

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.9%
Lockheed Martin Corp.	12,869	4,106,755
Raytheon Co.	31,560	6,032,694
Rockwell Collins, Inc.	5,164	683,249
Spirit AeroSystems Holdings, Inc. Class A	16,232	1,367,546
The Boeing Co.	62,775	17,376,120
		29,566,364
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	11,013	1,337,529
Airlines - 0.8%
Copa Holdings SA Class A	7,784	1,044,535
Southwest Airlines Co.	105,797	6,418,704
		7,463,239
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	14,980	1,024,932
Owens Corning	34,235	3,024,662
		4,049,594
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	113,348	5,709,339
LSC Communications, Inc.	50,220	821,599
Waste Management, Inc.	70,279	5,780,448
		12,311,386
Construction & Engineering - 0.1%
EMCOR Group, Inc.	6,448	520,805
Industrial Conglomerates - 2.0%
3M Co.	66,206	16,097,327
Honeywell International, Inc.	28,080	4,379,357
		20,476,684
Machinery - 2.5%
Allison Transmission Holdings, Inc.	136,391	5,597,487
Caterpillar, Inc.	77,035	10,873,490
Cummins, Inc.	34,395	5,757,723
Graco, Inc.	9,400	1,236,946
Ingersoll-Rand PLC	13,170	1,153,955
Toro Co.	15,574	1,016,204
		25,635,805
Professional Services - 0.6%
Robert Half International, Inc.	105,220	6,001,749
Road & Rail - 0.9%
Union Pacific Corp.	70,889	8,967,459

TOTAL INDUSTRIALS		116,330,614

INFORMATION TECHNOLOGY - 39.5%
Communications Equipment - 1.1%
Cisco Systems, Inc.	142,453	5,313,497
F5 Networks, Inc. (a)	45,724	6,136,161
		11,449,658
Electronic Equipment & Components - 0.1%
CDW Corp.	2,302	161,163
Corning, Inc.	12,006	388,874
Dolby Laboratories, Inc. Class A	2,690	167,264
Zebra Technologies Corp. Class A (a)	78	8,605
		725,906
Internet Software & Services - 8.8%
Alphabet, Inc.:
Class A (a)	23,222	24,061,940
Class C (a)	26,961	27,538,235
Facebook, Inc. Class A (a)	210,001	37,207,977
		88,808,152
IT Services - 6.2%
Accenture PLC Class A	14,735	2,180,927
Alliance Data Systems Corp.	24,743	5,920,258
Amdocs Ltd.	24,371	1,591,183
Broadridge Financial Solutions, Inc.	9,328	841,945
Cognizant Technology Solutions Corp. Class A	50,948	3,682,521
CoreLogic, Inc. (a)	11,640	507,620
Fidelity National Information Services, Inc.	67,409	6,358,691
Genpact Ltd.	15,461	498,463
IBM Corp.	78,429	12,075,713
MasterCard, Inc. Class A	37,659	5,666,550
Maximus, Inc.	23,645	1,633,397
PayPal Holdings, Inc. (a)	19,081	1,445,004
Sabre Corp.	3,649	72,652
The Western Union Co.	78,799	1,551,552
Total System Services, Inc.	85,191	6,334,803
Visa, Inc. Class A	107,490	12,102,299
		62,463,578
Semiconductors & Semiconductor Equipment - 6.8%
Applied Materials, Inc.	157,034	8,286,684
Broadcom Ltd.	26,756	7,436,563
Cirrus Logic, Inc. (a)	6,430	355,193
Intel Corp.	112,249	5,033,245
KLA-Tencor Corp.	61,454	6,283,057
Lam Research Corp.	34,745	6,682,506
Maxim Integrated Products, Inc.	112,750	5,900,208
Micron Technology, Inc. (a)	176,340	7,475,053
NVIDIA Corp.	19,367	3,887,151
NXP Semiconductors NV (a)	6,594	747,694
ON Semiconductor Corp. (a)	149,331	2,998,566
Teradyne, Inc.	42,716	1,728,717
Texas Instruments, Inc.	120,851	11,757,594
		68,572,231
Software - 7.9%
Adobe Systems, Inc. (a)	48,380	8,779,519
Cadence Design Systems, Inc. (a)	47,708	2,094,858
Citrix Systems, Inc. (a)	59,762	5,236,944
Electronic Arts, Inc. (a)	64,943	6,906,688
Intuit, Inc.	52,982	8,329,830
Microsoft Corp.	520,734	43,830,181
Oracle Corp.	3,615	177,352
Red Hat, Inc. (a)	33,837	4,289,178
Salesforce.com, Inc. (a)	2,502	261,009
		79,905,559
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	435,056	74,764,374
HP, Inc.	235,704	5,055,851
NetApp, Inc.	19,461	1,099,741
Seagate Technology LLC	21,977	847,433
Western Digital Corp.	64,225	5,064,784
		86,832,183

TOTAL INFORMATION TECHNOLOGY		398,757,267

MATERIALS - 2.5%
Chemicals - 1.8%
DowDuPont, Inc.	16,258	1,169,926
Huntsman Corp.	118,806	3,797,040
LyondellBasell Industries NV Class A	61,019	6,388,689
Monsanto Co.	26,033	3,080,745
Sensient Technologies Corp.	412	31,942
Westlake Chemical Corp.	36,418	3,566,415
		18,034,757
Containers & Packaging - 0.2%
Berry Global Group, Inc. (a)	25,977	1,552,645
Metals & Mining - 0.0%
Royal Gold, Inc.	1,424	117,793
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp. (a)	183,507	5,066,628

TOTAL MATERIALS		24,771,823

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Homes 4 Rent Class A	51,453	1,105,210
American Tower Corp.	457	65,776
CubeSmart	117,159	3,343,718
Equity Lifestyle Properties, Inc.	16,777	1,515,131
Gaming & Leisure Properties	143,980	5,229,354
Hudson Pacific Properties, Inc.	8,991	320,349
Weyerhaeuser Co.	144,003	5,094,826
		16,674,364
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	268,333	13,655,466
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	9,668	1,527,931
TOTAL COMMON STOCKS
(Cost $742,808,577)		997,579,479
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $1,192,122)	1,200,000	1,190,557
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.13% (d)	13,263,500	$13,266,153
Fidelity Securities Lending Cash Central Fund 1.13% (d)(e)	4,369,931	4,370,368
TOTAL MONEY MARKET FUNDS
(Cost $17,636,521)		17,636,521
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $761,637,220)		1,016,406,557
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(6,756,380)
NET ASSETS - 100%		$1,009,650,177

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	95	Dec. 2017	$12,577,525	$567,504	$567,504

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $532,774.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,669
Fidelity Securities Lending Cash Central Fund	2,063
Total	$26,732

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$175,497,368	$175,497,368	$--	$--
Consumer Staples	67,777,295	67,777,295	--	--
Energy	2,808,013	2,808,013	--	--
Financials	29,730,904	29,730,904	--	--
Health Care	150,048,434	150,048,434	--	--
Industrials	116,330,614	116,330,614	--	--
Information Technology	398,757,267	398,757,267	--	--
Materials	24,771,823	24,771,823	--	--
Real Estate	16,674,364	16,674,364	--	--
Telecommunication Services	13,655,466	13,655,466	--	--
Utilities	1,527,931	1,527,931	--	--
U.S. Government and Government Agency Obligations	1,190,557	--	1,190,557	--
Money Market Funds	17,636,521	17,636,521	--	--
Total Investments in Securities:	$1,016,406,557	$1,015,216,000	$1,190,557	$--
Derivative Instruments:
Assets
Futures Contracts	$567,504	$567,504	$--	$--
Total Assets	$567,504	$567,504	$--	$--
Total Derivative Instruments:	$567,504	$567,504	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Enhanced Index Fund

November 30, 2017

IEI-QTLY-0118
1.870941.109

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 7.1%
Aristocrat Leisure Ltd.	90,849	$1,511,113
Aurizon Holdings Ltd.	152,932	609,622
Australia & New Zealand Banking Group Ltd.	139,931	3,012,315
Bank of Queensland Ltd.	17,884	178,292
BHP Billiton Ltd.	415,181	8,660,750
Cimic Group Ltd.	46,584	1,798,100
Coca-Cola Amatil Ltd.	492,715	2,969,655
Commonwealth Bank of Australia	129,305	7,768,755
Computershare Ltd.	8,160	101,657
Fortescue Metals Group Ltd.	1,357,810	4,724,418
Macquarie Group Ltd.	78,099	5,802,847
National Australia Bank Ltd.	361,119	8,082,521
Qantas Airways Ltd.	330,714	1,418,362
Rio Tinto Ltd.	104,014	5,582,076
Scentre Management Ltd. A/S Trustee South Carolina unit	109,363	349,915
South32 Ltd.	1,368,446	3,374,402
Stockland Corp. Ltd. unit	242,690	862,782
Suncorp Group Ltd.	25,894	280,671
The GPT Group unit	29,926	122,461
Vicinity Centers unit	293,261	621,103
Wesfarmers Ltd.	208,927	6,940,782
Westpac Banking Corp.	18,032	432,671
Woolworths Ltd.	34,018	692,427

TOTAL AUSTRALIA		65,897,697

Austria - 0.3%
OMV AG	44,451	2,764,962
Belgium - 1.1%
Ageas	87,708	4,309,925
Anheuser-Busch InBev SA NV	8,104	928,421
Solvay SA Class A	6,947	977,356
UCB SA	58,960	4,402,914

TOTAL BELGIUM		10,618,616

Bermuda - 0.2%
Hongkong Land Holdings Ltd.	65,874	480,880
Kerry Properties Ltd.	395,000	1,744,845

TOTAL BERMUDA		2,225,725

Cayman Islands - 1.9%
Cheung Kong Property Holdings Ltd.	368,000	3,098,020
CK Hutchison Holdings Ltd.	523,000	6,582,575
Melco Crown Entertainment Ltd. sponsored ADR	185,574	4,845,337
WH Group Ltd. (a)	2,514,000	2,668,458
Wharf Real Estate Investment Co. Ltd. (b)	13,000	78,564

TOTAL CAYMAN ISLANDS		17,272,954

Denmark - 2.2%
Carlsberg A/S Series B	14,768	1,748,845
Danske Bank A/S	169,466	6,330,821
H Lundbeck A/S	34,929	1,761,225
Novo Nordisk A/S Series B	203,775	10,532,918
William Demant Holding A/S (b)	6,663	183,168

TOTAL DENMARK		20,556,977

Finland - 0.8%
Sampo Oyj (A Shares)	16,946	895,749
Stora Enso Oyj (R Shares)	221,471	3,389,971
UPM-Kymmene Corp.	102,388	3,082,024

TOTAL FINLAND		7,367,744

France - 9.5%
Arkema SA	12,987	1,589,059
Atos Origin SA	8,125	1,201,595
BNP Paribas SA	126,639	9,583,545
Bouygues SA	83,515	4,320,086
Capgemini SA	7,060	814,099
Casino Guichard Perrachon SA	57,554	3,502,592
CNP Assurances	6,743	151,769
Compagnie de St. Gobain	106,363	6,059,640
Credit Agricole SA	244,466	4,118,760
Eiffage SA	8,988	986,246
ENGIE	291,016	5,093,544
Eurazeo SA	14,732	1,296,520
Fonciere des Regions	1,938	207,350
Gecina SA	1,208	201,295
Klepierre SA	5,597	231,165
LVMH Moet Hennessy - Louis Vuitton SA	10,608	3,090,232
Orange SA	326,190	5,613,494
Peugeot Citroen SA	244,652	5,059,549
Renault SA	57,111	5,803,822
Safran SA	2,644	281,753
Sanofi SA	119,827	10,930,574
Suez Environnement SA	13,220	243,737
Total SA	226,683	12,813,242
Unibail-Rodamco	13,312	3,405,798
Valeo SA	11,078	804,189
VINCI SA	9,685	989,527

TOTAL FRANCE		88,393,182

Germany - 9.4%
Allianz SE	46,541	10,991,800
BASF AG	97,484	10,931,189
Bayer AG	86,689	11,065,261
Continental AG	16,158	4,303,173
Covestro AG (a)	52,119	5,428,031
Daimler AG (Germany)	44,448	3,677,902
Deutsche Lufthansa AG	146,249	5,025,484
Deutsche Telekom AG	373,126	6,663,466
Evonik Industries AG	7,237	269,958
Hochtief AG	3,967	697,162
Hugo Boss AG	15,470	1,272,166
Infineon Technologies AG	195,652	5,406,601
Linde AG	3,675	807,922
Metro AG	186,026	2,437,806
Metro Wholesale & Food Specialist AG	130,610	2,549,520
Muenchener Rueckversicherungs AG	18,062	4,019,106
ProSiebenSat.1 Media AG	38,549	1,226,493
RWE AG	93,770	2,148,488
SAP SE	21,241	2,401,344
Schaeffler AG	34,867	608,189
Siemens AG	38,528	5,237,380

TOTAL GERMANY		87,168,441

Hong Kong - 1.6%
AIA Group Ltd.	223,200	1,809,000
CLP Holdings Ltd.	36,000	367,138
Galaxy Entertainment Group Ltd.	122,000	877,102
Henderson Land Development Co. Ltd.	292,760	1,911,712
PCCW Ltd.	67,000	39,805
Sun Hung Kai Properties Ltd.	345,000	5,636,511
Swire Pacific Ltd. (A Shares)	23,500	225,969
Wharf Holdings Ltd.	450,000	1,417,386
Wheelock and Co. Ltd.	323,000	2,216,705

TOTAL HONG KONG		14,501,328

Isle of Man - 0.4%
Genting Singapore PLC	3,758,100	3,706,268
Israel - 0.2%
Check Point Software Technologies Ltd. (b)	18,771	1,957,628
Italy - 0.8%
Assicurazioni Generali SpA	18,767	343,550
Eni SpA	140,325	2,308,458
Mediobanca SpA	48,831	563,484
Poste Italiane SpA (a)	80,797	589,995
Telecom Italia SpA (b)	1,965,885	1,644,928
Terna SpA	289,433	1,789,665

TOTAL ITALY		7,240,080

Japan - 25.1%
Aisin Seiki Co. Ltd.	94,900	5,106,987
Alfresa Holdings Corp.	13,200	283,727
Asahi Glass Co. Ltd.	120,600	5,049,705
Astellas Pharma, Inc.	342,200	4,350,176
Bridgestone Corp.	86,500	3,953,054
Brother Industries Ltd.	114,100	2,837,384
Canon, Inc.	182,800	7,011,408
Central Japan Railway Co.	33,200	6,154,088
Daicel Chemical Industries Ltd.	118,000	1,404,878
DENSO Corp.	50,700	2,862,307
Electric Power Development Co. Ltd.	18,500	514,824
Fujifilm Holdings Corp.	137,700	5,641,241
Fujitsu Ltd.	730,000	5,469,386
Hitachi Construction Machinery Co. Ltd.	11,500	382,934
Hitachi High-Technologies Corp.	55,800	2,326,066
Hitachi Ltd.	901,000	6,750,909
Honda Motor Co. Ltd.	244,400	8,159,466
Hoya Corp.	98,100	4,796,826
Itochu Corp.	283,700	4,931,737
Japan Post Bank Co. Ltd.	98,400	1,253,825
Japan Post Holdings Co. Ltd.	69,000	795,525
JTEKT Corp.	132,500	2,294,207
JX Holdings, Inc.	169,100	955,421
Kajima Corp.	370,000	3,896,278
Kansai Electric Power Co., Inc.	138,200	1,831,448
Kao Corp.	15,800	1,047,543
KDDI Corp.	128,500	3,666,872
Kirin Holdings Co. Ltd.	242,000	5,664,451
Kuraray Co. Ltd.	8,500	164,198
Kyocera Corp.	83,400	5,893,784
Marubeni Corp.	797,300	5,322,208
Mazda Motor Corp.	137,900	1,862,970
Miraca Holdings, Inc.	31,500	1,372,753
Mitsubishi Chemical Holdings Corp.	522,200	5,678,344
Mitsubishi Corp.	274,800	6,911,405
Mitsubishi Gas Chemical Co., Inc.	50,300	1,412,197
Mitsubishi UFJ Financial Group, Inc.	81,200	578,804
Mitsui & Co. Ltd.	413,600	6,308,471
Mitsui Chemicals, Inc.	94,100	3,054,868
mixi, Inc.	22,100	1,029,418
Mizuho Financial Group, Inc.	1,956,100	3,558,214
MS&AD Insurance Group Holdings, Inc.	82,500	2,699,831
Nexon Co. Ltd. (b)	103,500	2,992,668
Nintendo Co. Ltd.	1,100	448,562
Nippon Electric Glass Co. Ltd.	85,600	3,342,184
Nippon Telegraph & Telephone Corp.	115,900	6,050,446
Nissan Motor Co. Ltd.	191,100	1,858,325
Nitto Denko Corp.	13,200	1,307,429
Nomura Holdings, Inc.	495,500	2,996,082
NTT DOCOMO, Inc.	262,800	6,786,032
Obayashi Corp.	234,900	3,049,504
Olympus Corp.	1,900	78,299
OMRON Corp.	16,700	989,788
ORIX Corp.	351,600	6,091,160
Panasonic Corp.	100,100	1,498,073
Pola Orbis Holdings, Inc.	73,000	2,668,144
Resona Holdings, Inc.	43,100	229,491
Sega Sammy Holdings, Inc.	78,100	945,577
Shimamura Co. Ltd.	1,600	192,938
SHIMIZU Corp.	106,400	1,186,199
Shionogi & Co. Ltd.	40,400	2,251,784
Sony Corp.	121,900	5,705,501
Sumitomo Chemical Co. Ltd.	691,000	4,846,003
Sumitomo Corp.	377,300	5,885,235
Sumitomo Mitsui Financial Group, Inc.	35,200	1,435,152
Suntory Beverage & Food Ltd.	19,500	843,960
Suzuken Co. Ltd.	3,000	118,884
Suzuki Motor Corp.	104,800	5,672,458
Taisei Corp.	67,400	3,549,992
Tokyo Electric Power Co., Inc. (b)	273,600	1,102,616
Tokyo Electron Ltd.	31,900	5,934,961
Tosoh Corp.	37,700	838,259
Toyo Seikan Group Holdings Ltd.	5,600	92,734
Toyota Motor Corp.	92,600	5,847,278
Yamaha Motor Co. Ltd.	15,700	493,796

TOTAL JAPAN		232,569,652

Mauritius - 0.0%
Golden Agri-Resources Ltd.	249,600	68,480
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	105,000	131,886
Netherlands - 6.6%
ABN AMRO Group NV GDR	57,620	1,709,411
AEGON NV	265,507	1,649,277
EXOR NV	66,392	4,022,275
Ferrari NV	32,672	3,546,572
Fiat Chrysler Automobiles NV	328,410	5,636,634
Heineken Holding NV	18,124	1,746,692
ING Groep NV (Certificaten Van Aandelen)	483,043	8,728,693
Koninklijke Ahold Delhaize NV	304,253	6,516,658
Koninklijke DSM NV	7,364	690,507
Koninklijke Philips Electronics NV	173,781	6,737,776
NN Group NV	68,840	3,023,878
NXP Semiconductors NV (b)	13,320	1,510,355
STMicroelectronics NV (France)	228,912	5,180,638
Unilever NV (Certificaten Van Aandelen) (Bearer)	178,779	10,309,993

TOTAL NETHERLANDS		61,009,359

Norway - 0.4%
Marine Harvest ASA	23,655	416,265
Statoil ASA	26,623	535,369
Telenor ASA	111,901	2,507,179

TOTAL NORWAY		3,458,813

Portugal - 0.1%
Energias de Portugal SA	186,656	654,283
Singapore - 1.5%
CapitaLand Ltd.	32,100	84,023
CapitaMall Trust	108,700	165,234
ComfortDelgro Corp. Ltd.	430,700	638,736
DBS Group Holdings Ltd.	183,576	3,325,494
Oversea-Chinese Banking Corp. Ltd.	702,600	6,486,260
Yangzijiang Shipbuilding Holdings Ltd.	2,421,100	2,818,573

TOTAL SINGAPORE		13,518,320

Spain - 3.3%
Abertis Infraestructuras SA	1,887	42,135
ACS Actividades de Construccion y Servicios SA	2,241	86,598
Aena Sme SA	5,424	1,079,106
Amadeus IT Holding SA Class A	89,340	6,440,828
Banco Bilbao Vizcaya Argentaria SA	773,395	6,630,428
Banco Santander SA (Spain)	314,064	2,115,372
International Consolidated Airlines Group SA	66,168	547,042
MAPFRE SA (Reg.)	215,671	725,441
Red Electrica Corporacion SA	13,133	297,000
Repsol YPF SA	328,878	6,036,113
Telefonica SA	658,708	6,753,775

TOTAL SPAIN		30,753,838

Sweden - 2.2%
Atlas Copco AB:
(A Shares)	46,619	2,002,663
(B Shares)	16,177	621,497
Electrolux AB (B Shares)	64,467	2,140,955
ICA Gruppen AB	3,737	135,177
Industrivarden AB (C Shares)	61,367	1,495,513
Lundbergfoeretagen AB	7,565	554,884
Nordea Bank AB	62,524	732,725
Sandvik AB	328,581	5,640,589
Skandinaviska Enskilda Banken AB (A Shares)	15,642	185,739
SKF AB (B Shares)	28,383	641,512
Swedbank AB (A Shares)	10,795	257,787
Swedish Match Co. AB	5,275	199,507
Volvo AB (B Shares)	319,165	6,069,929

TOTAL SWEDEN		20,678,477

Switzerland - 6.9%
ABB Ltd. (Reg.)	77,505	1,989,914
Adecco SA (Reg.)	37,814	2,859,834
Coca-Cola HBC AG	12,445	398,717
Credit Suisse Group AG	155,191	2,633,541
Lafargeholcim Ltd. (Reg.)	2,353	128,682
Nestle SA (Reg. S)	214,693	18,366,893
Novartis AG	191,719	16,448,846
Roche Holding AG (participation certificate)	61,732	15,600,609
Schindler Holding AG (participation certificate)	1,136	256,589
SGS SA (Reg.)	201	496,907
UBS Group AG	162,508	2,806,618
Zurich Insurance Group AG	5,916	1,787,278

TOTAL SWITZERLAND		63,774,428

United Kingdom - 17.0%
3i Group PLC	208,896	2,545,424
Anglo American PLC (United Kingdom)	321,812	5,914,620
AstraZeneca PLC (United Kingdom)	9,960	642,802
Aviva PLC	932,453	6,443,963
BAE Systems PLC	323,960	2,412,478
Barclays PLC	2,829,357	7,382,625
Barratt Developments PLC	412,352	3,379,449
Berkeley Group Holdings PLC	63,953	3,300,460
BHP Billiton PLC	377,112	6,858,844
BP PLC	531,388	3,539,168
British American Tobacco PLC (United Kingdom)	74,085	4,711,238
BT Group PLC	1,313,770	4,615,186
Burberry Group PLC	149,540	3,470,402
Carnival PLC	7,898	511,850
Centrica PLC	379,447	742,035
Diageo PLC	24,754	855,835
G4S PLC (United Kingdom)	141,776	491,999
GlaxoSmithKline PLC	62,170	1,075,693
GlaxoSmithKline PLC sponsored ADR	169,655	5,948,104
HSBC Holdings PLC:
(United Kingdom)	275,458	2,744,902
sponsored ADR (c)	100,194	4,974,632
IMI PLC	19,465	330,635
Imperial Tobacco Group PLC	88,209	3,655,760
J Sainsbury PLC	175,274	550,645
Land Securities Group PLC	5,637	71,203
Legal & General Group PLC	849,655	3,070,324
Marks & Spencer Group PLC	1,240,559	5,254,657
Old Mutual PLC	132,047	352,339
Pearson PLC	264,622	2,531,888
Persimmon PLC	104,454	3,588,095
Prudential PLC	341,288	8,579,231
Rio Tinto PLC	111,341	5,271,394
Royal Bank of Scotland Group PLC (b)	326,153	1,219,547
Royal Dutch Shell PLC:
Class A (United Kingdom)	345,663	11,053,286
Class B (United Kingdom)	299,267	9,696,460
Royal Mail PLC	805,891	4,816,211
Schroders PLC	5,419	252,839
Tate & Lyle PLC	378,064	3,441,007
Taylor Wimpey PLC	1,582,082	4,182,933
Unilever PLC	107,904	6,086,671
Vodafone Group PLC	3,172,092	9,618,040
William Hill PLC	277,457	1,083,672
WM Morrison Supermarkets PLC	58,582	171,366

TOTAL UNITED KINGDOM		157,439,912

TOTAL COMMON STOCKS
(Cost $843,111,962)		913,729,050
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)	1,400,000	1,388,983
(Cost $1,390,809)
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.13% (e)	13,098,226	13,100,846
Fidelity Securities Lending Cash Central Fund 1.13% (e)(f)	4,706,829	4,707,300
TOTAL MONEY MARKET FUNDS
(Cost $17,808,146)		17,808,146
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $862,310,917)		932,926,179
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(6,090,439)
NET ASSETS - 100%		$926,835,740

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	130	Dec. 2017	$13,124,800	$259,401	$259,401

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,686,484 or 0.9% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $403,797.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,967
Fidelity Securities Lending Cash Central Fund	1,472
Total	$79,439

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$122,009,638	$70,490,445	$51,519,193	$--
Consumer Staples	89,855,702	35,402,898	54,452,804	--
Energy	49,702,479	8,801,075	40,901,404	--
Financials	176,636,620	103,890,449	72,746,171	--
Health Care	98,582,339	12,295,411	86,286,928	--
Industrials	122,770,847	58,122,514	64,648,333	--
Information Technology	75,682,504	12,026,162	63,656,342	--
Materials	86,480,113	35,151,104	51,329,009	--
Real Estate	23,132,921	23,132,921	--	--
Telecommunication Services	54,091,109	2,678,870	51,412,239	--
Utilities	14,784,778	11,335,890	3,448,888	--
Government Obligations	1,388,983	--	1,388,983	--
Money Market Funds	17,808,146	17,808,146	--	--
Total Investments in Securities:	$932,926,179	$391,135,885	$541,790,294	$--
Derivative Instruments:
Assets
Futures Contracts	$259,401	$259,401	$--	$--
Total Assets	$259,401	$259,401	$--	$--
Total Derivative Instruments:	$259,401	$259,401	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$109,430,546
Level 2 to Level 1	$3,517,876

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligation are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Enhanced Index Fund

November 30, 2017

MCE-QTLY-0118
1.870939.109

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 2.6%
BorgWarner, Inc.	162,644	$9,056,018
Delphi Automotive PLC	72,991	7,639,968
Gentex Corp.	372,384	7,626,424
Lear Corp.	49,754	9,000,001
		33,322,411
Automobiles - 0.5%
Ford Motor Co.	509,777	6,382,408
Diversified Consumer Services - 0.6%
Graham Holdings Co.	453	264,144
H&R Block, Inc.	278,209	7,283,512
		7,547,656
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	47,138	3,974,676
Royal Caribbean Cruises Ltd.	81,440	10,088,787
U.S. Foods Holding Corp. (a)	155,519	4,528,713
		18,592,176
Household Durables - 3.2%
D.R. Horton, Inc.	196,461	10,019,511
Garmin Ltd. (b)	20,400	1,266,432
NVR, Inc. (a)	2,011	6,988,225
PulteGroup, Inc.	247,377	8,442,977
Toll Brothers, Inc.	164,087	8,258,499
Whirlpool Corp.	33,426	5,634,621
		40,610,265
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	2,769	154,538
Series A (a)	277,423	6,769,121
		6,923,659
Leisure Products - 0.5%
Hasbro, Inc.	63,729	5,928,072
Media - 1.1%
Discovery Communications, Inc. Class A (a)(b)	245,676	4,672,758
Liberty Broadband Corp. Class C (a)	5,376	467,443
Liberty Media Corp. Liberty SiriusXM Series A (a)	16,607	677,067
Omnicom Group, Inc.	7,398	528,513
Tegna, Inc.	529,624	7,033,407
		13,379,188
Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	20,208	2,076,574
Kohl's Corp.	143,791	6,897,654
Macy's, Inc.	288,637	6,869,561
Target Corp.	84,540	5,063,946
		20,907,735
Specialty Retail - 2.1%
Bed Bath & Beyond, Inc.	185,302	4,148,912
Best Buy Co., Inc.	121,065	7,216,685
Foot Locker, Inc.	75,745	3,244,916
GameStop Corp. Class A (b)	185,219	3,472,856
Gap, Inc.	137,778	4,451,607
Ross Stores, Inc.	2,302	175,021
Signet Jewelers Ltd. (b)	59,427	3,107,438
Williams-Sonoma, Inc. (b)	18,534	948,199
		26,765,634
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	34,803	3,769,861
Michael Kors Holdings Ltd. (a)	142,653	8,336,641
Ralph Lauren Corp.	18,134	1,725,450
		13,831,952

TOTAL CONSUMER DISCRETIONARY		194,191,156

CONSUMER STAPLES - 5.3%
Beverages - 0.1%
Dr. Pepper Snapple Group, Inc.	19,620	1,769,528
Food & Staples Retailing - 0.0%
Kroger Co.	15,101	390,512
Food Products - 5.1%
Archer Daniels Midland Co.	74,182	2,958,378
Bunge Ltd.	78,504	5,252,703
Campbell Soup Co. (b)	165,145	8,141,649
ConAgra Foods, Inc.	252,999	9,444,453
Flowers Foods, Inc.	4,620	92,308
Ingredion, Inc.	61,762	8,552,802
Kellogg Co.	42,712	2,825,826
Pilgrim's Pride Corp. (a)(b)	126,766	4,648,509
The Hershey Co.	11,616	1,288,563
The J.M. Smucker Co.	78,387	9,145,411
TreeHouse Foods, Inc. (a)	22,511	1,035,956
Tyson Foods, Inc. Class A	132,628	10,908,653
		64,295,211
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	5,330	612,310
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	5,266	357,614

TOTAL CONSUMER STAPLES		67,425,175

ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Andeavor	2,554	269,370
Cabot Oil & Gas Corp.	78,523	2,273,241
Cimarex Energy Co.	2,267	263,221
Devon Energy Corp.	260,282	10,028,665
Marathon Oil Corp.	574,899	8,531,501
Marathon Petroleum Corp.	134,449	8,420,541
Murphy Oil Corp.	76,014	2,124,591
Noble Energy, Inc.	105,716	2,780,331
Southwestern Energy Co. (a)	282,603	1,797,355
The Williams Companies, Inc.	137,387	3,991,092
Valero Energy Corp.	81,925	7,014,419
World Fuel Services Corp.	14,896	418,131
		47,912,458
FINANCIALS - 13.2%
Banks - 3.1%
Associated Banc-Corp.	3,154	80,427
Citizens Financial Group, Inc.	242,272	9,860,470
Comerica, Inc.	58,882	4,905,459
East West Bancorp, Inc.	12,144	747,342
Fifth Third Bancorp	298,975	9,121,727
Regions Financial Corp.	632,344	10,490,587
SunTrust Banks, Inc.	74,857	4,613,437
TCF Financial Corp.	13,663	277,496
		40,096,945
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	1,586	315,091
BGC Partners, Inc. Class A	238,255	3,890,704
CBOE Holdings, Inc.	13,125	1,620,019
Federated Investors, Inc. Class B (non-vtg.)	226,034	7,585,701
Franklin Resources, Inc.	16,026	694,727
Lazard Ltd. Class A	48,207	2,374,195
LPL Financial	22,875	1,185,840
Morningstar, Inc.	41,138	3,797,037
MSCI, Inc.	3,813	490,733
Raymond James Financial, Inc.	2,873	253,686
T. Rowe Price Group, Inc.	105,551	10,863,309
The NASDAQ OMX Group, Inc.	9,320	737,771
		33,808,813
Consumer Finance - 1.9%
Discover Financial Services	164,581	11,619,419
Synchrony Financial	335,872	12,054,446
		23,673,865
Diversified Financial Services - 0.7%
Donnelley Financial Solutions, Inc. (a)	40,159	819,244
Leucadia National Corp.	314,984	8,287,229
		9,106,473
Insurance - 2.3%
American International Group, Inc. warrants 1/19/21 (a)	574	10,418
Assured Guaranty Ltd.	40,465	1,469,284
Brown & Brown, Inc.	776	39,770
CNA Financial Corp.	4,957	269,562
First American Financial Corp.	66,652	3,705,185
FNF Group	201,082	8,135,778
Lincoln National Corp.	11,269	862,642
Loews Corp.	42,871	2,155,554
Old Republic International Corp.	129,912	2,724,255
Progressive Corp.	75,808	4,031,469
Prudential Financial, Inc.	6,274	726,780
Torchmark Corp.	2,847	252,956
Unum Group	79,535	4,503,272
Willis Group Holdings PLC	1,705	274,164
		29,161,089
Mortgage Real Estate Investment Trusts - 2.5%
AGNC Investment Corp.	348,714	6,939,409
Annaly Capital Management, Inc.	753,867	8,797,628
Chimera Investment Corp.	354,645	6,490,004
MFA Financial, Inc.	776,299	6,210,392
Starwood Property Trust, Inc.	88,781	1,924,772
Two Harbors Investment Corp.	110,326	1,765,216
		32,127,421

TOTAL FINANCIALS		167,974,606

HEALTH CARE - 11.2%
Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. (a)	7,466	1,004,476
Bioverativ, Inc.	54,037	2,702,931
Juno Therapeutics, Inc. (a)	1,102	60,191
Neurocrine Biosciences, Inc. (a)	4,041	290,507
United Therapeutics Corp. (a)	58,598	7,617,154
		11,675,259
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	100,730	6,600,837
Becton, Dickinson & Co.	3,955	902,571
C.R. Bard, Inc.	9,138	3,069,820
Hill-Rom Holdings, Inc.	10,080	852,264
Masimo Corp. (a)	69,380	6,163,719
The Cooper Companies, Inc.	27,890	6,726,510
Varian Medical Systems, Inc. (a)	75,189	8,402,371
Zimmer Biomet Holdings, Inc.	6,983	817,709
		33,535,801
Health Care Providers & Services - 5.0%
Anthem, Inc.	30,444	7,153,122
Cardinal Health, Inc.	89,641	5,305,851
Centene Corp. (a)	97,698	9,973,989
DaVita HealthCare Partners, Inc. (a)	9,007	549,967
Express Scripts Holding Co. (a)	105,499	6,876,425
Humana, Inc.	25,439	6,636,018
Laboratory Corp. of America Holdings (a)	9,294	1,470,961
McKesson Corp.	3,095	457,255
Patterson Companies, Inc.	32,044	1,171,208
Quest Diagnostics, Inc.	91,701	9,028,880
Universal Health Services, Inc. Class B	53,832	5,832,697
Wellcare Health Plans, Inc. (a)	40,201	8,562,411
		63,018,784
Health Care Technology - 0.3%
Cerner Corp. (a)	53,949	3,813,655
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	154,557	10,701,527
Bio-Rad Laboratories, Inc. Class A (a)	7,257	1,968,824
Bruker Corp.	186,774	6,570,709
Charles River Laboratories International, Inc. (a)	30,780	3,207,276
PerkinElmer, Inc.	16,757	1,234,656
QIAGEN NV (a)	62,306	1,987,561
		25,670,553
Pharmaceuticals - 0.3%
Mylan N.V. (a)	109,972	4,017,277
Zoetis, Inc. Class A	961	69,471
		4,086,748

TOTAL HEALTH CARE		141,800,800

INDUSTRIALS - 12.6%
Aerospace & Defense - 1.7%
Huntington Ingalls Industries, Inc.	26,872	6,494,156
L3 Technologies, Inc.	13,689	2,718,499
Orbital ATK, Inc.	1,165	153,710
Raytheon Co.	2,347	448,629
Rockwell Collins, Inc.	19,390	2,565,491
Spirit AeroSystems Holdings, Inc. Class A	102,243	8,613,973
Textron, Inc.	10,216	569,133
		21,563,591
Airlines - 0.5%
Alaska Air Group, Inc.	29,208	2,020,317
Copa Holdings SA Class A	31,103	4,173,712
		6,194,029
Building Products - 0.8%
Fortune Brands Home & Security, Inc.	3,231	221,065
Jeld-Wen Holding, Inc.	13,770	538,545
Masco Corp.	9,977	428,113
Owens Corning	96,143	8,494,234
		9,681,957
Commercial Services & Supplies - 1.4%
KAR Auction Services, Inc.	153,783	7,746,050
LSC Communications, Inc.	99,452	1,627,035
Pitney Bowes, Inc.	175,193	1,869,309
Republic Services, Inc.	96,487	6,265,866
Waste Management, Inc.	9,098	748,311
		18,256,571
Electrical Equipment - 0.8%
AMETEK, Inc.	13,074	950,349
Eaton Corp. PLC	7,887	613,451
Fortive Corp.	12,884	961,791
Regal Beloit Corp.	39,675	3,052,991
Rockwell Automation, Inc.	20,632	3,983,627
Sensata Technologies Holding BV (a)	2,046	102,198
		9,664,407
Industrial Conglomerates - 0.0%
ITT, Inc.	5,437	294,685
Machinery - 5.1%
AGCO Corp.	51,011	3,610,559
Allison Transmission Holdings, Inc.	180,771	7,418,842
Crane Co.	16,184	1,381,628
Cummins, Inc.	66,506	11,133,104
Donaldson Co., Inc.	54,199	2,704,530
Graco, Inc.	31,079	4,089,686
Ingersoll-Rand PLC	98,042	8,590,440
Oshkosh Corp.	11,383	1,024,925
PACCAR, Inc.	72,436	5,094,424
Parker Hannifin Corp.	17,490	3,279,200
Snap-On, Inc.	21,389	3,623,938
Stanley Black & Decker, Inc.	42,764	7,254,057
Terex Corp.	18,138	848,133
Timken Co.	29,002	1,447,200
Toro Co.	41,877	2,732,474
		64,233,140
Professional Services - 1.3%
Manpower, Inc.	64,839	8,357,747
Robert Half International, Inc.	142,815	8,146,168
		16,503,915
Road & Rail - 0.3%
Kansas City Southern	35,018	3,926,919
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	5,930	379,994
W.W. Grainger, Inc.	40,923	9,056,669
		9,436,663

TOTAL INDUSTRIALS		159,755,877

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.6%
Arris International PLC (a)	12,750	382,118
F5 Networks, Inc. (a)	62,836	8,432,591
Juniper Networks, Inc.	309,350	8,587,556
Motorola Solutions, Inc.	27,767	2,613,152
		20,015,417
Electronic Equipment & Components - 1.2%
CDW Corp.	59,624	4,174,276
Dolby Laboratories, Inc. Class A	34,725	2,159,201
FLIR Systems, Inc.	50,142	2,335,614
Jabil, Inc.	62,480	1,802,548
Zebra Technologies Corp. Class A (a)	41,418	4,569,234
		15,040,873
IT Services - 3.3%
Alliance Data Systems Corp.	31,256	7,478,623
Amdocs Ltd.	122,109	7,972,497
Booz Allen Hamilton Holding Corp. Class A	19,072	737,896
Broadridge Financial Solutions, Inc.	3,972	358,513
Conduent, Inc.	24,771	378,005
CoreLogic, Inc. (a)	10,052	438,368
CSRA, Inc.	24,458	707,570
DXC Technology Co.	7,824	752,199
Fidelity National Information Services, Inc.	73,680	6,950,234
First Data Corp. Class A (a)	195,679	3,218,920
Genpact Ltd.	10,476	337,746
The Western Union Co.	198,859	3,915,534
Total System Services, Inc.	123,501	9,183,534
		42,429,639
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	115,559	6,098,048
Cypress Semiconductor Corp.	22,573	361,394
KLA-Tencor Corp.	90,083	9,210,086
Lam Research Corp.	58,765	11,302,272
Marvell Technology Group Ltd.	357,031	7,976,073
Maxim Integrated Products, Inc.	171,308	8,964,548
Microchip Technology, Inc.	8,635	751,159
Micron Technology, Inc. (a)	109,803	4,654,549
ON Semiconductor Corp. (a)	358,337	7,195,407
Skyworks Solutions, Inc.	91,552	9,589,156
Teradyne, Inc.	42,716	1,728,717
		67,831,409
Software - 3.6%
Black Knight, Inc. (a)	15,706	705,199
CA Technologies, Inc.	243,464	8,051,354
Cadence Design Systems, Inc. (a)	198,172	8,701,733
Citrix Systems, Inc. (a)	96,578	8,463,130
Electronic Arts, Inc. (a)	9,925	1,055,524
Intuit, Inc.	18,402	2,893,162
Red Hat, Inc. (a)	55,627	7,051,279
Synopsys, Inc. (a)	99,652	9,006,548
		45,927,929
Technology Hardware, Storage & Peripherals - 2.5%
HP, Inc.	305,437	6,551,624
NCR Corp. (a)	4,289	134,203
NetApp, Inc.	168,663	9,531,146
Western Digital Corp.	128,900	10,165,054
Xerox Corp.	194,104	5,757,125
		32,139,152

TOTAL INFORMATION TECHNOLOGY		223,384,419

MATERIALS - 6.1%
Chemicals - 2.4%
Ashland Global Holdings, Inc.	40,191	2,973,330
Axalta Coating Systems Ltd.	3,478	110,113
Cabot Corp.	72,486	4,439,043
Eastman Chemical Co.	93,508	8,637,334
Huntsman Corp.	117,211	3,746,064
LyondellBasell Industries NV Class A	57,811	6,052,812
Westlake Chemical Corp.	43,663	4,275,918
		30,234,614
Containers & Packaging - 0.5%
Avery Dennison Corp.	11,275	1,286,703
Berry Global Group, Inc. (a)	3,740	223,540
Packaging Corp. of America	41,107	4,875,290
WestRock Co.	8,794	548,834
		6,934,367
Metals & Mining - 2.6%
Alcoa Corp.	16,834	698,779
Freeport-McMoRan, Inc. (a)	430,230	5,988,802
Newmont Mining Corp.	265,455	9,819,180
Nucor Corp.	111,524	6,412,630
Reliance Steel & Aluminum Co.	80,335	6,315,134
Royal Gold, Inc.	1,635	135,247
Steel Dynamics, Inc.	76,278	2,936,703
Tahoe Resources, Inc.	67,351	298,607
		32,605,082
Paper & Forest Products - 0.6%
Domtar Corp.	78,501	3,785,318
Louisiana-Pacific Corp. (a)	126,477	3,492,030
		7,277,348

TOTAL MATERIALS		77,051,411

REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 8.1%
American Homes 4 Rent Class A	17,778	381,871
Apartment Investment & Management Co. Class A	5,251	231,517
Apple Hospitality (REIT), Inc.	63,337	1,233,805
AvalonBay Communities, Inc.	2,833	513,708
Brandywine Realty Trust (SBI)	9,234	159,102
Brixmor Property Group, Inc.	359,878	6,502,995
Columbia Property Trust, Inc.	4,547	103,535
Corporate Office Properties Trust (SBI)	20,977	636,442
Corrections Corp. of America	230,644	5,422,440
CubeSmart	28,964	826,633
Equity Lifestyle Properties, Inc.	83,843	7,571,861
Gaming & Leisure Properties	195,160	7,088,211
General Growth Properties, Inc.	58,143	1,366,361
Hospitality Properties Trust (SBI)	156,358	4,689,176
Host Hotels & Resorts, Inc.	413,723	8,187,578
Hudson Pacific Properties, Inc.	5,835	207,901
Lamar Advertising Co. Class A	56,586	4,256,965
Liberty Property Trust (SBI)	122,538	5,499,505
Omega Healthcare Investors, Inc. (b)	149,845	4,023,338
Outfront Media, Inc.	49,669	1,165,235
Park Hotels & Resorts, Inc.	250,762	7,322,250
Piedmont Office Realty Trust, Inc. Class A	36,555	728,907
Prologis, Inc.	192,608	12,756,425
Quality Care Properties, Inc. (a)	34,641	508,876
SBA Communications Corp. Class A (a)	7,181	1,218,975
Senior Housing Properties Trust (SBI)	182,017	3,485,626
UDR, Inc.	30,019	1,180,647
Ventas, Inc.	18,357	1,175,032
Welltower, Inc.	44,831	3,024,299
Weyerhaeuser Co.	313,285	11,084,023
WP Carey, Inc.	6,152	437,899
		102,991,138
Real Estate Management & Development - 0.2%
Realogy Holdings Corp.	104,257	2,909,813

TOTAL REAL ESTATE		105,900,951

UTILITIES - 5.7%
Electric Utilities - 2.8%
Allete, Inc.	1,256	101,108
Edison International	9,047	735,250
Entergy Corp.	69,807	6,036,909
Eversource Energy	88,528	5,741,041
FirstEnergy Corp.	269,083	9,186,494
Great Plains Energy, Inc.	1,944	66,699
Hawaiian Electric Industries, Inc.	6,507	249,543
PPL Corp.	291,646	10,694,659
Westar Energy, Inc.	2,006	114,763
Xcel Energy, Inc.	60,860	3,140,985
		36,067,451
Gas Utilities - 0.8%
National Fuel Gas Co.	26,414	1,553,143
UGI Corp.	160,609	7,871,447
		9,424,590
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	278,268	2,944,075
Multi-Utilities - 1.9%
CenterPoint Energy, Inc.	287,110	8,616,171
CMS Energy Corp.	9,251	461,625
DTE Energy Co.	23,978	2,771,137
MDU Resources Group, Inc.	172,112	4,810,530
Public Service Enterprise Group, Inc.	68,785	3,649,732
WEC Energy Group, Inc.	60,994	4,238,473
		24,547,668

TOTAL UTILITIES		72,983,784

TOTAL COMMON STOCKS
(Cost $1,060,781,925)		1,258,380,637
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $1,192,122)	1,200,000	1,190,557
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.13% (d)	8,387,486	$8,389,164
Fidelity Securities Lending Cash Central Fund 1.13% (d)(e)	18,460,108	18,461,954
TOTAL MONEY MARKET FUNDS
(Cost $26,851,118)		26,851,118
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,088,825,165)		1,286,422,312
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(16,802,768)
NET ASSETS - 100%		$1,269,619,544

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	60	Dec. 2017	$11,400,000	$908,514	$908,514

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $497,057.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,070
Fidelity Securities Lending Cash Central Fund	10,434
Total	$33,504

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$194,191,156	$194,191,156	$--	$--
Consumer Staples	67,425,175	67,425,175	--	--
Energy	47,912,458	47,912,458	--	--
Financials	167,974,606	167,974,606	--	--
Health Care	141,800,800	141,800,800	--	--
Industrials	159,755,877	159,755,877	--	--
Information Technology	223,384,419	223,384,419	--	--
Materials	77,051,411	77,051,411	--	--
Real Estate	105,900,951	105,900,951	--	--
Utilities	72,983,784	72,983,784	--	--
U.S. Government and Government Agency Obligations	1,190,557	--	1,190,557	--
Money Market Funds	26,851,118	26,851,118	--	--
Total Investments in Securities:	$1,286,422,312	$1,285,231,755	$1,190,557	$--
Derivative Instruments:
Assets
Futures Contracts	$908,514	$908,514	$--	$--
Total Assets	$908,514	$908,514	$--	$--
Total Derivative Instruments:	$908,514	$908,514	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018